Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill
Goodwill

6. Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014
	$	$	$
Balance as of January 1	40,152,022	40,215,987	40,610,620
Goodwill recognized upon acquisition	—	—
Exchange rate translation	63,965	394,633	(47,545)

Balance as of December 31	40,215,987	40,610,620	40,563,075

	As of December 31,
	2013	2014
	$	$
Goodwill, gross	458,432,924	458,385,379
Accumulated impairment charge	(417,822,304)	(417,822,304)

Goodwill, net	40,610,620	40,563,075

The Group utilized the income approach valuation method (Level 3) to compute the fair value of the Group. The key assumptions used in the income approach, which requires significant management judgment, include forecasted cash flows which consider the historical financial trends, business growth rate and market share, as well as terminal value and discount rate. Significant increases in discount rate or decrease in terminal value in isolation would result in a significantly lower fair value measurement.

Based on the impairment tests performed, there was no goodwill impairment charged for the years ended December 31, 2012, 2013 and 2014, respectively.